CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net income (loss)	$ (185,352)	$ (221,657)	$ 60,078
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(10,994)	(7,777)	(5,039)
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(18,518)	40,695	13,223
Transfer to statements of operations of realized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(729)	(3,568)	(175,191)
Other comprehensive (loss) income	(30,241)	29,350	(167,007)
Comprehensive loss	(215,593)	(192,307)	(106,929)
Less: Comprehensive loss attributable to noncontrolling interest		1,529	382
Comprehensive loss attributable to Renren Inc.	$ (215,593)	$ (190,778)	$ (106,547)